Share-Based Payments - Total Expenses Arising from Share-Based Payment Transactions (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share-based payment expense	$ 2,263,843	$ 862,227	$ 1,976,417
Share-based payment expense	$ 2,263,843	$ 862,227